Warrant liability (Schedule of detailed information about life of warrant contractual term) (Details) - Warrants [Member]	1 Months Ended
	Sep. 26, 2024 $ / shares	Sep. 24, 2024 $ / shares	Jul. 24, 2024 $ / shares	Jul. 18, 2024 $ / shares	Sep. 26, 2024 $ / shares	Sep. 24, 2024 $ / shares	Jul. 24, 2024 $ / shares	Jul. 18, 2024 $ / shares
Share price | (per share)	$ 0.08	$ 0.02	$ 0.02	$ 0.02	$ 0.06	$ 0.01	$ 0.01	$ 0.01
Exercise price | (per share)	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.04	$ 0.04	$ 0.04	$ 0.04
Volatility factor (based on historical volatility)	160.00%	160.00%	155.00%	153.00%
Risk free interest rate	3.01%	2.95%	3.77%	3.83%
Expected life (in years) of warrant	3 years	3 years	3 years	3 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%